CONVERTIBLE DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
CONVERTIBLE DEBT
CONVERTIBLE DEBT

NOTE 7: CONVERTIBLE DEBT

2025 Convertible Notes

The Company entered into twenty three convertible note agreements in exchange for aggregate gross proceeds of $5,456,000 during the nine months ended September 30, 2025 (the “2025 Convertible Notes”). The 2025 Convertible Notes bear interest at a rate of 20.0% per annum. The 2025 Convertible Notes have maturity dates that range from 30-days to one year from the convertible note issuance date, optional conversion period that ranges from 30 to 210 days, and a conversion price that ranges from $0.25 to $1.15.

A summary of the individual convertible notes is as follows:

Issuance Date	Gross Proceeds	Conversion Price	Conversion Option Period of Exercisability (from issuance date)	Maturity Date (from issuance date)
1/25/2025	$250,000	$1.10	90-days	180-days
1/22/2025	50,000	$1.10	90-days	180-days
1/23/2025	100,000	$1.10	90-days	180-days
1/25/2025	150,000	$1.10	90-days	180-days
1/26/2025	50,000	$1.10	90-days	180-days
1/29/2025	1,000,000	$1.10	90-days	180-days
2/4/2025	150,000	$1.10	90-days	180-days
2/11/2025	50,000	$1.10	90-days	180-days
3/5/2025	200,000	$1.15	90-days	365-days
3/17/2025	250,000	$1.00	30-days	30-days
3/17/2025	250,000	$1.10	30-days	30-days
3/24/2025	30,000	$1.15	90-days	365-days
4/1/2025	100,000	$1.15	90-days	365-days
4/1/2025	150,000	$0.60	90-days	180-days
4/4/2025	20,000	$1.15	90-days	365-days
4/8/2025	100,000	$1.15	90-days	365-days
5/26/2025	156,000	Variable*	180-days	210-days
6/9/2025	500,000	$0.25	210-days	210-days
7/11/2025	500,000	$0.25	210-days	210-days
8/5/2025	200,000	$0.25	210-days	210-days
8/17/2025	200,000	$0.25	210-days	210-days
8/29/2025	500,000	$0.25	210-days	210-days
9/10/2025	500,000	$0.25	210-days	210-days
	$5,456,000

* From issuance until day 180, the Note’s outstanding principal and accrued interest are convertible, at the holder’s option, into common shares at a price equal to 90% of the lowest daily VWAP of the Company’s common stock during the three trading days immediately preceding the conversion date.

The 2025 Convertible Notes are convertible at the option of the holder into shares of the Company’s common stock at a conversion price. The number of shares issuable upon conversion is determined by dividing the sum of the outstanding principal and accrued interest by the conversion price. The 2025 Convertible Notes may be prepaid in full or in part by the Company at any time without penalty.

The Company elected the fair value option for the 2025 Convertible Notes and therefore measured the 2025 Convertible Notes at fair value at issuance and each subsequent reporting period, with changes in fair value recognized in earnings. As of issuance and at September 30, 2025, the fair value of the 2025 Convertible Notes was determined to be approximately $5,456,000 and $3,785,000, respectively (see Note 10).

The 2025 Convertible Notes were convertible into 11,340,705 shares of the Company’s common stock on September 30, 2025.

2024 Convertible Notes

During the nine months ended September 30, 2025, the Company extended the maturity dates and the period the conversion option was exercisable for certain convertible notes because of the volatility the Company’s common stock price was experiencing. Further, the Company converted all the 2024 Convertible Notes into the Company’s common stock. This modification was accounted for in accordance with ASC 470, Debt.

The Company extinguished $600,000 and $2,440,000 of outstanding convertible notes through conversion into common stock during the three and nine months ended September 30, 2025 respectively.

NOTE 10: CONVERTIBLE DEBT

Convertible debt consisted of the following as of December 31:

Description	2024	2023
Amended 2022 Convertible Notes	$—	$1,369,734
2023 Convertible Notes	—	808,951
2024 Convertible Notes	2,547,209	—
Assumed 2024 Note	3,630,000	—
SEPA Convertible Note	2,365,114	—
Convertible notes payable	$8,542,323	$2,178,685

2022 and 2023 Convertible Notes

In September of 2022, the Company issued convertible notes for gross proceeds of $1,350,000, as amended on February 22, 2023 to clarify the mechanics of the conversion feature (the “Amended 2022 Convertible Notes”). The Amended 2022 Convertible Notes include an automatic conversion upon the occurrence of a Qualified Financing (as defined in the agreement), whereby the

Amended 2022 Convertible Notes convert at a quotient, the numerator of which is the entire principal of the convertible notes and any interest accrued and the denominator is the lesser of 80% of the price per share to be sold in a financing event, or $7.00 per share, adjusted for stock dividend, stock split, combination, or other similar recapitalization with respect to such class or series. The amendment was accounted for as a modification.

The Amended 2022 Convertible Notes mature on the earlier of two years from the date of issuance (September 2024), or upon the consummation of a Qualified Financing. Interest is charged at an annual simple rate of 5.0%, which increases to 8.0% upon the occurrence of an event of default as defined in the agreement. The Company is not required to make principal payments on these notes.

During the year ended December 31, 2023, the Company issued an additional $900,000 of convertible notes with the same terms as described above (the “2023 Convertible Notes”).

The Company elected the Fair Value Option for the Amended 2022 Convertible Notes and the 2023 Convertible Notes, and therefore measured the Amended 202 Convertible Notes and the 2023 Convertible Notes at issuance and each subsequent reporting period, with changes in fair value recognized in earnings (see Note 14).

The Amended 2022 Convertible Notes and the 2023 Convertible Notes, including accrued interest, converted into 1,067,592 shares of the Company’s stock at the close of the Business Combination at a fair value of $3,779,116 (see Note 5).

2024 Convertible Notes

The Company issued eleven individual convertible notes in exchange for gross proceeds of $2,440,000 to various lenders in 2024 (the “2024 Convertible Notes”). The 2024 Convertible Notes bear interest rate at a rate of 20.0% per annum. A summary of the individual convertible notes was:

Issuance Date	Gross Proceeds	Conversion Price	Conversion Option Period of Exercisability (from issuance date)	Maturity Date (from issuance date)
9/12/2024	25,000	$1.00	90-days	180-days
9/12/2024	100,000	$1.00	90-days	180-days
9/18/2024	200,000	$1.00	90-days	180-days
9/18/2024	100,000	$1.00	90-days	180-days
9/20/2024	275,000	$1.00	90-days	180-days
9/24/2024	40,000	$1.00	90-days	180-days
10/7/2024	200,000	$1.00	90-days	180-days
10/10/2024*	800,000	$1.10	90-days	180-days
10/24/2024	100,000	$1.00	90-days	180-days
11/26/2024	200,000	$1.00	30-days	40-days
12/3/2024*	400,000	$1.10	30-days	40-days
	$2,440,000

* These notes are with an investor who owns more than 5% of the Company’s stock

The 2024 Convertible Notes are convertible at the option of the holder into shares of the Company’s common stock at a conversion price. The number of shares issuable upon conversion is determined by dividing the sum of the outstanding principal and accrued interest by the conversion price. During 2024, the Company extended the period the conversion option was exercisable. The extensions to the conversion periods were accounted for as modifications. The 2024 Convertible Notes may be prepaid in full or in part by the Company at any time without penalty.

The Company elected the fair value option for the 2024 Convertible Notes and therefore measured the 2024 Convertible Notes at fair value at issuance and each subsequent reporting period, with changes in fair value recognized in earnings. Nine of these convertible notes totaling $1,840,000 were extinguished in exchange for the issuance of shares of the Company’s common stock in May 2025 pursuant to note exchange agreements (see Note 21).

The 2024 Convertible Notes were convertible into 1,759,945 shares of the Company’s common stock at December 31, 2024.

Assumed 2024 Note

On the Merger Closing Date, the Company assumed MCAC’s promissory note totaling $3,680,000 (the “Assumed 2024 Note”) that matures in July 2025. The Company is obligated to pay 10.0% of the aggregate gross proceeds from any sale of equity or equity derivative instruments of the Company while the Assumed 2024 Note is outstanding. Five days prior to the maturity date (and only five days prior to the maturity date), the Company may elect to convert the Assumed 2024 Note into shares of the Company’s common stock based at the average volume weighted average price value for the five-business day period preceding the maturity date (subject to compliance with applicable rules of the Nasdaq).

The Assumed 2024 Note becomes due and payable following specified events of default if (i) the holder of the Assumed 2024 Note provides written notice if Company defaults on any payments due under the terms of the Assumed 2024 Note or (ii) automatically if the Company commences a voluntary case or other proceeding seeking liquidation, reorganization or other relief with respect to itself or its debts under bankruptcy or other similar laws. The Company has not received written notice from the holder of the Amended 2024 Note in regards to the missed initial mandatory payment as of December 31, 2024.

The Assumed 2024 Convertible Note is non-interest bearing, except in the case of an Event of Default (as defined in the agreement), at which point the interest rate increases to a rate of 10.0% per annum until such event of default is cured. The Company paid $50,000 of the initial mandatory payment of $500,000 within thirty calendar days of the effective date of the Assumed 2024 Note, and as such, triggered an event of default. During February 2025, the Note was extinguished as part of a settlement agreement that the Company entered into with a third party to settle its liabilities that were past due and/or in default (see Note 21).

The Company elected the fair value option for the Note and therefore measured the Note at fair value at assumption and each subsequent reporting period, with changes in fair value recognized in earnings (see Note 15).

The shares of the Company’s common stock to be issued to settle the above liabilities is dependent on the share price at a future date, and as such, it is not an amount that can be estimated as of December 31, 2024. There is no limit to the number of shares that can be issued to settle the agreements in the respective arrangements.

SEPA Convertible Note

In December 2024, in connection with and pursuant to the terms of its Standby Equity Purchase Agreement (the “SEPA”) entered into with YA II PN, LTD., an exempt limited partnership from the Cayman Islands (“Yorkville”) (see Note 12), Yorkville agreed to advance to the Company, in exchange for convertible promissory notes, an aggregate principal amount of up to $4,500,000, $2,500,000 of which was funded during December 2024 in exchange for the issuance by the Company of a Convertible Promissory Note (the “SEPA Convertible Note”). The Company received net proceeds of $2,300,000 after a non-cash original issue discount of 8.0%, or $200,000.

The SEPA Convertible Note has a maturity date in December 2025 and accrues interest at 7.0% per annum, subject to increase to 18.0% per annum upon the occurrence of an event of default as defined in the agreement (the “Additional Interest”).

The Company was also required to pay commitment fees of $375,000. Of this amount, $187,500 was due up front in the form of shares, for which the Company issued 264,456 shares. The remaining amount is due in cash on the six-month anniversary date of the agreement.

Yorkville has the right to convert any portion of the outstanding principal into shares of the Company’s common stock at (a) $2.00 per share at any time (the “Fixed Price”) or (b) 93.0% of the lowest daily variable weighted average price (the “VWAP”) during the ten consecutive trading days immediately preceding the conversion date, but not lower than the floor price of $0.1418 (the “Variable Price”). As long as the Company is current in its payment obligations, Yorkville is only entitled to convert at the Fixed Price. The number of shares issuable upon conversion is equal to the amount of principal to be converted (as specified by the holder) divided by either the Fixed Price or the Variable Price as defined in the agreement. Yorkville will not have the right to convert any portion of the principal to the extent that after giving effect to such conversion, Yorkville would beneficially own in excess of 4.99% of the total number of shares of the Company’s common stock outstanding after giving effect to such conversion.

Additionally, the Company, at its option, shall have the right, but not the obligation, to redeem early a portion or all amounts outstanding under the Promissory Notes at a redemption amount equal to the outstanding principal balance being repaid or redeemed, plus a 7.0% prepayment premium, plus all accrued and unpaid interest; provided that (i) the Company provides Yorkville with no less than ten trading days’ prior written notice thereof and (ii) on the date such notice is issued, the VWAP of the Company’s common stock is less than the Fixed Price.

As of the date of this filing, the Company has not made certain scheduled payments under the SEPA Convertible Note and is therefore in technical default under the agreement. However, Yorkville has not issued a formal notice of default, and the Company remains in ongoing discussions with Yorkville regarding a potential resolution and restructuring of the outstanding obligations.

Commencing in March 2025, the Company is required to make monthly principal and interest payments totaling $277,778 (increasing to $500,000 after the second tranche of advances are received) in cash or an Advance Notice (as defined in the SEPA, see Note 12).

The Company elected the Fair Value Option for the SEPA Convertible Note and therefore measured the SEPA Convertible Note at fair value at issuance and each subsequent reporting period, with changes in fair value recognized in earnings (see Note 15).

The shares of the Company’s common stock to be issued to settle the above liabilities is dependent on the share price at a future date, and as such, it is not an amount that can be estimated as of December 31, 2024. There is no limit to the number of shares that can be issued to settle the agreements in the respective arrangements.